Cover	May 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2024
Entity File Number	001-38608
Entity Registrant Name	WISA TECHNOLOGIES, INC.
Entity Central Index Key	0001682149
Entity Tax Identification Number	30-1135279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15268 NW Greenbrier Pkwy
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97006
City Area Code	408
Local Phone Number	627-4716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WISA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false